Events After the Reporting Period - Additional Information (Details) £ in Thousands	Dec. 31, 2022 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Provision	£ 4,146
Legal proceedings provision [member]
Disclosure of non-adjusting events after reporting period [line items]
Provision	4,100
Legal proceedings provision [member] | U.K. [member]
Disclosure of non-adjusting events after reporting period [line items]
Provision	3,000
Legal proceedings provision [member] | Germany [member]
Disclosure of non-adjusting events after reporting period [line items]
Provision	£ 1,100